Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets [Abstract]
VAT recoverable	$ 11,995	$ 1,939
Prepaid expenses and others current assets	4,841	13,209
Subtotal	16,836	15,148
Less: allowance for credit losses	(830)	(814)	$ (811)
Total	$ 16,006	$ 14,334